Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets

	JPY (millions) As of March 31
	2024	2025
Derivative assets (Note 27)	¥120,223	¥84,369
Investment in convertible notes at fair value through P&L (Note 27)	13,459	10,424
Investment in debt instruments (Note 27)	1,113	91,348
Investment in equity instruments at fair value through OCI (Note 27)	182,887	151,687
Financial assets associated with contingent consideration arrangements (Note 27)	12,293	10,197
Other	25,892	23,576
Total	¥355,866	¥371,600
Non-current	¥340,777	¥351,124
Current	¥15,089	¥20,476